RETIREMENT-RELATED BENEFITS - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Overfunded plans
Funded status of plan
Benefit Obligations	$ 70,139	$ 68,017
Fair Value of Plan Assets	74,782	71,051
Funded Status	4,643	3,034
Underfunded plans
Funded status of plan
Benefit Obligations	36,332	34,344
Fair Value of Plan Assets	18,799	16,470
Funded Status	$ (17,533)	(17,874)
Pension Plans
Funded status of plan
Percentage of plan funded	92.00%
Pension Plans | Qualified Plans
Funded status of plan
Percentage of plan funded	100.00%
U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	$ 6,026	6,286
Fair Value of Plan Assets	18	26
Funded Status	(6,007)	(6,260)
U.S. | Pension Plans
Funded status of plan
Benefit Obligations	52,444	52,218	$ 53,120
Fair Value of Plan Assets	52,694	51,405	51,716
Funded Status	250	(814)
U.S. | Pension Plans | Qualified Plans | Personal Pension Plan (PPP)
Funded status of plan
Fair Value of Plan Assets	$ 52,694	51,405
Percentage of plan funded	104.00%
U.S. | Pension Plans | Qualified Plans | Overfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	$ 50,602	50,403
Fair Value of Plan Assets	52,694	51,405
Funded Status	2,092	1,002
U.S. | Pension Plans | Nonqualified Plans | Underfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	1,532	1,509
Funded Status	$ (1,532)	(1,509)
Defined benefit plan, funding status	us-gaap:UnfundedPlanMember
U.S. | Pension Plans | Nonqualified Plans | Underfunded plans | Retention Plan
Funded status of plan
Benefit Obligations	$ 310	307
Funded Status	$ (310)	(307)
Defined benefit plan, funding status	us-gaap:UnfundedPlanMember
U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	$ 4,184	4,470	4,652
Fair Value of Plan Assets	18	26	71
Funded Status	(4,165)	(4,444)
U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	4,184	4,470
Fair Value of Plan Assets	18	26
Funded Status	(4,165)	(4,444)
Non-U.S. | Overfunded plans
Funded status of plan
Benefit Obligations	19,537	17,614
Fair Value of Plan Assets	22,088	19,647
Funded Status	2,551	2,032
Non-U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	30,306	28,059
Fair Value of Plan Assets	18,780	16,445
Funded Status	(11,526)	(11,614)
Non-U.S. | Pension Plans
Funded status of plan
Benefit Obligations	49,111	44,981	44,717
Fair Value of Plan Assets	40,798	36,020	35,748
Funded Status	(8,312)	(8,960)
Non-U.S. | Pension Plans | Qualified Plans | Overfunded plans
Funded status of plan
Benefit Obligations	19,537	17,614
Fair Value of Plan Assets	22,088	19,647
Funded Status	2,551	2,032
Non-U.S. | Pension Plans | Qualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	23,046	21,447
Fair Value of Plan Assets	18,711	16,374
Funded Status	(4,336)	(5,074)
Non-U.S. | Pension Plans | Nonqualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	6,527	5,919
Funded Status	(6,527)	(5,919)
Non-U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	732	692	618
Fair Value of Plan Assets	70	71	$ 59
Funded Status	(663)	(622)
Non-U.S. | Nonpension Postretirement Plans | Overfunded plans
Funded status of plan
Benefit Obligations	0	0
Fair Value of Plan Assets	0	0
Funded Status	0	0
Non-U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	732	692
Fair Value of Plan Assets	70	71
Funded Status	$ (663)	$ (622)